Document and Entity Information	Jan. 31, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	Ascendant Digital Acquisition Corp. III
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41036
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	209-6126
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001850316
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	ACDI.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ACDI
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50
Trading Symbol	ACDI WS
Security Exchange Name	NONE